Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 07, 2020	Sep. 30, 2020 USD ($) segment entity company corporation	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) corporation entity company segment	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Accounting Policies [Line Items]
Members' deficit	$ 0			$ 0		$ (207,800,000)
Unearned revenue	176,000,000.0			176,000,000.0		$ 159,100,000
Amortization period for costs capitalized related to new revenue contracts						3 years
Advertising expenses	3,400,000	$ 3,500,000		$ 8,900,000	$ 6,900,000
Number of reporting units (segment) | segment				1
Asset impairments	0	0		$ 0	0
Number of limited liability companies treated as partnerships for tax purposes | company				2
Number of limited liability companies disregarded for tax purposes | company				10
Number of corporations | corporation				4
Number of foreign entities | entity				1
Award vesting period				4 years
Right-of-use asset	34,000,000.0			$ 34,000,000.0		$ 36,800,000
Lease liability	41,900,000			41,900,000
Total equity (deficit)	$ 820,500,000	$ (217,200,000)		$ 820,500,000	$ (217,200,000)	(213,800,000)	$ (119,100,000)	$ 783,300,000	$ (220,100,000)	$ (200,700,000)	$ (161,600,000)
Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Total equity (deficit)							(1,800,000)
DiscoverOrg Holdings
Accounting Policies [Line Items]
Members' deficit						(207,800,000)	(119,100,000)						$ (29,800,000)
Unearned revenue						159,100,000	52,500,000
Capitalized costs to obtain revenue contracts						25,300,000	3,300,000
Amortization to sales and marketing expense						8,600,000	1,500,000
Costs capitalized to obtain revenue contract, net						20,500,000	3,800,000
Advertising expenses						$ 9,800,000	2,500,000
Number of reporting units (segment) | segment						1
Asset impairments						$ 1,100,000	0
Number of limited liability companies treated as partnerships for tax purposes | company						2
Number of limited liability companies disregarded for tax purposes | company						11
Number of corporations | corporation						2
Number of foreign entities | entity						1
Award vesting period			2 years			4 years
Right-of-use asset						$ 36,800,000	0
Lease liability						44,700,000
Total equity (deficit)						$ (213,800,000)	(119,100,000)							$ (29,800,000)
DiscoverOrg Holdings | ASU 2016-02
Accounting Policies [Line Items]
Right-of-use asset												$ 9,300,000
Lease liability												$ 12,800,000
DiscoverOrg Holdings | Adjustment
Accounting Policies [Line Items]
Members' deficit							4,300,000							$ 4,300,000
Unearned revenue							4,300,000
DiscoverOrg Holdings | Cumulative Effect, Period of Adoption, Adjustment
Accounting Policies [Line Items]
Total equity (deficit)							$ (1,800,000)
Minimum
Accounting Policies [Line Items]
Subscription contract, term						1 year
Estimated useful life				3 years		3 years
Amortization period for deferred sales commissions				1 year
Amortization period				2 years
Minimum | DiscoverOrg Holdings
Accounting Policies [Line Items]
Amortization period						2 years
Maximum
Accounting Policies [Line Items]
Subscription contract, term						3 years
Estimated useful life				10 years		10 years
Amortization period for deferred sales commissions				3 years
Amortization period				15 years
Maximum | DiscoverOrg Holdings
Accounting Policies [Line Items]
Amortization period						15 years